Schedule of estimated useful lives of the assets (Details)	Feb. 28, 2025
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, expected useful life (no of years)	5 years
Computer and Software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, expected useful life (no of years)	3 years